Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loan Components

The components of loans receivable, net were as follows:

Loan Components
December 31,	2013	2012
Commercial:
Commercial	$478,734	$556,966
CRE owner occupied	468,442	527,825
CRE non-owner occupied	576,084	584,857
Land and development	64,306	55,919
Consumer:
Home equity lines of credit	188,478	207,720
Home equity term loans	25,279	30,842
Residential real estate	305,552	273,413
Other	30,829	38,618

Total gross loans	2,137,704	2,276,160
Allowance for loan losses	(35,537)	(45,873)

Loans, net	$2,102,167	$2,230,287

Loans past due 90 days and accruing	$—	$—
Troubled debt restructuring, accruing	—	—

Loans on Non-Accrual Status

Loans on Non-accrual Status
December 31,	2013	2012
Commercial
Commercial	$2,358	$12,156
Commercial, held-for-sale	—	1,114
CRE owner occupied	14,408	14,957
CRE owner occupied, held-for-sale	—	3,223
CRE non-owner occupied	1,969	5,305
CRE non-owner occupied, held-for-sale	—	5,298
Land and development	2,158	20,897
Land and development, held-for-sale	—	589
Consumer:
Home equity lines of credit	3,749	3,714
Home equity term loans	1,240	1,226
Residential real estate	3,341	5,747
Other	591	658

Total non-accrual loans	$29,814	$74,884

Troubled debt restructurings, non-accrual	$8,163	$18,244

Troubled debt restructurings, non-accrual , held-for-sale	$—	$2,499